UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $683,431 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    29886   601081 SH       SOLE                   428352            172729
ABB Ltd- Spon ADR           COM                 000375204    14776  1059995 SH       SOLE                   745895            314100
ABB Ltd- Spon ADR           COM                 000375204     3348   240200 SH       DEFINED 01             240200
Accenture Ltd.              COM                 G1150G111    18893   687281 SH       SOLE                   481858            205423
Accenture Ltd.              COM                 G1150G111     1374    50000 SH       DEFINED 01              50000
Aetna Inc.                  COM                 00817Y108     2433   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    15016   976983 SH       SOLE                   692490            284493
Agilent Technologies Inc.   COM                 00846u101     2259   147000 SH       DEFINED 01             147000
Air Products & Chemicals    COM                 009158106     5625   100000 SH       DEFINED 01             100000
Allegheny Technologies Inc  COM                 01741R102    12489   569511 SH       SOLE                   401045            168466
Apache Corporation          COM                 037411105    16216   253026 SH       SOLE                   184927             68099
Baker Hughes Inc.           COM                 057224107     8154   285597 SH       SOLE                   199739             85858
Bank of America Corp.       COM                 060505104     6573   963710 SH       SOLE                   664736            298974
Bank of America Corp.       COM                 060505104     2046   300000 SH       DEFINED 01             300000
Baxter International Inc.   COM                 071813109     5122   100000 SH       DEFINED 01             100000
Baxter International Inc.   COM                 071813109    24200   472481 SH       SOLE                   332575            139906
Cameron International Corp. COM                 13342B105    30668  1398441 SH       SOLE                   955261            443180
Cameron International Corp. COM                 13342B105     8772   400000 SH       DEFINED 01             400000
Cardinal Health Inc.        COM                 14149Y108    23384   742809 SH       SOLE                   521490            221319
Carnival Corp.              COM                 143658300    21270   984745 SH       SOLE                   690420            294325
Carnival Corp.              COM                 143658300     2160   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     1677   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       38    15000 SH       SOLE                    15000
CVS/Caremark Corp.          COM                 126650100    32140  1169145 SH       SOLE                   818890            350255
CVS/Caremark Corp.          COM                 126650100     2749   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    17871   484829 SH       SOLE                   339661            145168
Goldman Sachs Group Inc.    COM                 38141G104     5301    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141G104    34850   328709 SH       SOLE                   224183            104526
Harris Corp.                COM                 413875105    14442   499017 SH       SOLE                   350219            148798
Hewlett-Packard Company     COM                 428236103    37817  1179570 SH       SOLE                   829539            350031
Hewlett-Packard Company     COM                 428236103     4809   150000 SH       DEFINED 01             150000
Lennar Corp - Cl A          COM                 526057104     1126   150000 SH       DEFINED 01             150000
Macy's Inc.                 COM                 55616p104    11002  1236137 SH       SOLE                   877188            358949
Microsoft Corp.             COM                 594918104    15960   868831 SH       SOLE                   608807            260024
Nike Inc. Cl B              COM                 654106103    44478   948550 SH       SOLE                   664065            284485
Nokia Corp-Spon ADR         COM                 654902204    14032  1202357 SH       SOLE                   854754            347603
Oaktree Captial Group LLC   COM                 674001102     1462   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    35717   752255 SH       SOLE                   528400            223855
Quest Diagnostics           COM                 74834L100      712    15000 SH       DEFINED 01              15000
Schlumberger Ltd.           COM                 806857108    22198   546468 SH       SOLE                   383203            163265
Starwood Hotels & Resorts   COM                 85590a401     4097   322610 SH       SOLE                   226260             96350
Textron Inc.                COM                 883203101     1440   250799 SH       DEFINED 01             250799
Textron Inc.                COM                 883203101     5783  1007565 SH       SOLE                   708755            298810
Union Pacific Corp.         COM                 907818108    15917   387180 SH       SOLE                   270890            116290
Union Pacific Corp.         COM                 907818108     2055    50000 SH       DEFINED 01              50000
United Parcel Service Inc.  COM                 911312106    19620   398626 SH       SOLE                   280745            117881
United Technologies Corp.   COM                 913017109    18580   432285 SH       SOLE                   303246            129039
United Technologies Corp.   COM                 913017109     4298   100000 SH       DEFINED 01             100000
USG Corp.                   COM                 903293405     5772   758503 SH       SOLE                   531360            227143
USG Corp.                   COM                 903293405     1542   202600 SH       DEFINED 01             202600
WABCO Holdings Inc.         COM                 92927K102     8657   703265 SH       SOLE                   496187            207078
Walt Disney Co.             COM                 254687106    11371   626180 SH       SOLE                   439315            186865
Wells Fargo & Co.           COM                 949746101    13934   978545 SH       SOLE                   701785            276760
XTO Energy Inc.             COM                 98385x106    17320   565645 SH       SOLE                   397365            168280